Cover	Jun. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Entity File Number	001-37600
Entity Registrant Name	NANO DIMENSION LTD.
Entity Central Index Key	0001643303
Entity Tax Identification Number	52-0029109
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	60 Tower Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	866
Local Phone Number	496-1805
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depositary Shares [Member]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	NNDM
Security Exchange Name	NASDAQ
Rights To Purchase American Depositary Shares [Member]
Title of 12(b) Security	Rights to Purchase American Depositary Shares
Trading Symbol	NNDM
Security Exchange Name	NASDAQ